Financial Instruments - Changes in Interest Expense Due to an Increases or Decreases in Interest Rate (Detail) - Variable rate [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
1% increase in floating rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hypothetical percentage change in the floating rate	1.00%	1.00%
Change in interest expense due to hypothetical increase or decrease in the floating rate	₩ (78,525)	₩ (85,223)
1% decrease in floating rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Hypothetical percentage change in the floating rate	1.00%	(1.00%)
Change in interest expense due to hypothetical increase or decrease in the floating rate	₩ 78,525	₩ 85,223